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TYPE						13F-HR
PERIOD						06/30/09
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	June 30, 2009
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[ ] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	July 21, 2009

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		63
Form 13F Information Table Value Total:		596206
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              00206r102    11435 460350.00 SH      Sole         	 460350.00
Adobe Systems Inc              COM              00724F101    20273 716368.00 SH      Sole                716368.00
AFLAC Inc                      COM              001055102    10020 322275.00 SH      Sole                322275.00
Agilent Technologies Inc       COM              00846U101     2323 114375.00 SH      Sole                114375.00
Air Prods & Chems Inc          COM              009158106    15464 239425.00 SH      Sole                239425.00
Altera Corporation             COM              021441100     7831 480725.00 SH      Sole                480725.00
Apollo Group Inc - Cl A        COM              037604105     2287 32150.00 SH       Sole                 32150.00
Apple Inc                      COM              037833100     8193 57525.00 SH       Sole                 57525.00
Autozone Inc                   COM              053332102     5228 34600.00 SH       Sole                 34600.00
Bard C R Inc                   COM              067383109    16694 224226.00 SH      Sole                224226.00
Baxter International Inc       COM              071813109    11924 225150.00 SH      Sole                225150.00
Becton Dickinson & Co          COM              075887109     7885 110575.00 SH      Sole                110575.00
BlackRock, Inc.                COM              09247x101     4403 25100.00 SH       Sole                 25100.00
Bucyrus International Inc      COM              118759109      333 11650.00 SH       Sole                 11650.00
Campbell Soup Co               COM              134429109      747 25375.00 SH       Sole                 25375.00
Celgene Corporation            COM              151020104    19959 417200.00 SH      Sole                417200.00
Cisco Systems Inc              COM              17275R102    19314 1035625.00 SH     Sole               1035625.00
Clorox Company                 COM              189054109    12268 219740.00 SH      Sole                219740.00
Corning Inc                    COM              219350105    18020 1122050.00 SH     Sole               1122050.00
Dover Corp                     COM              260003108     7066 213550.00 SH      Sole                213550.00
Emerson Electric Co            COM              291011104    15802 487726.00 SH      Sole                487726.00
Exxon Mobil Corporation        COM              30231G102     9679 138450.00 SH      Sole                138450.00
FPL Group Inc                  COM              302571104    11523 202649.00 SH      Sole                202649.00
Gamestop Corp - Cl A           COM              36467w109      740 33600.00 SH       Sole                 33600.00
General Electric Co            COM              369604103     1056 90100.00 SH       Sole                 90100.00
Genzyme Corp - Genl Division   COM              372917104     5442 97750.00 SH       Sole                 97750.00
Gilead Sciences Inc            COM              375558103     2055 43875.00 SH       Sole                 43875.00
Goldman Sachs Group Inc        COM              38141G104     2403 16300.00 SH       Sole                 16300.00
Goodrich Corp                  COM              382388106      657 13150.00 SH       Sole                 13150.00
Google Inc - Class A           COM              38259P508    20704 49110.00 SH       Sole                 49110.00
Hewlett Packard Co             COM              428236103    20205 522775.00 SH      Sole                522775.00
Intl Business Machines         COM              459200101     6889 65975.00 SH       Sole                 65975.00
ITT Corp                       COM              450911102    15992 359375.00 SH      Sole                359375.00
J.P. Morgan Chase & Company    COM              46625H100      832 24400.00 SH       Sole                 24400.00
Joy Global Inc                 COM              481165108     4722 132200.00 SH      Sole                132200.00
Kohls Corp                     COM              500255104     9871 230900.00 SH      Sole                230900.00
Microchip Technology Inc       COM              595017104      708 31400.00 SH       Sole                 31400.00
Molson Coors Brewing Co.       COM              60871r209     1200 28350.00 SH       Sole                 28350.00
Monsanto Co                    COM              61166w101    12623 169800.00 SH      Sole                169800.00
National Oilwell Varco         COM              637071101    16150 494475.00 SH      Sole                494475.00
Nike Inc Cl B                  COM              654106103    12289 237325.00 SH      Sole                237325.00
Norfolk Southern Corp          COM              655844108     6003 159350.00 SH      Sole                159350.00
Northern Trust Corp            COM              665859104    12940 241050.00 SH      Sole                241050.00
Northrop Grumman Corp          COM              666807102     3948 86425.00 SH       Sole                 86425.00
Oracle Corporation             COM              68389X105    20935 977350.00 SH      Sole                977350.00
Pepsico Inc                    COM              713448108    21057 383125.00 SH      Sole                383125.00
PNC Financial Services Group   COM              693475105     9999 257650.00 SH      Sole                257650.00
Price T Rowe Group Inc         COM              74144T108    11023 264524.00 SH      Sole                264524.00
Procter & Gamble               COM              742718109     6436 125950.00 SH      Sole                125950.00
Qualcomm Inc.                  COM              747525103     3795 83950.00 SH       Sole                 83950.00
Raytheon Company               COM              755111507    12779 287625.00 SH      Sole                287625.00
Roper Industries Inc           COM              776696106     9249 204125.00 SH      Sole                204125.00
Staples Inc                    COM              855030102     4885 242050.00 SH      Sole                242050.00
Sunoco Inc.                    COM              86764P109     1031 44450.00 SH       Sole                 44450.00
Tidewater Inc                  COM              886423102      425  9925.00 SH       Sole                  9925.00
Transocean                     COM              H8817h100    18443 248253.00 SH      Sole                248253.00
U S Bancorp                    COM              902973304     7813 436000.00 SH      Sole                436000.00
VF Corp                        COM              918204108    17842 322350.00 SH      Sole                322350.00
Vulcan Materials Co            COM              929160109      817 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103    17423 359675.00 SH      Sole                359675.00
Waters Corp                    COM              941848103    10863 211050.00 SH      Sole                211050.00
XTO Energy Inc                 COM              98385X106    17131 449156.00 SH      Sole                449156.00
Yum! Brands,Inc                COM              988498101     8162 244800.00 SH      Sole                244800.00


REPORT SUMMARY			63 DATA RECORDS		     596206		     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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